Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	1 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Joint Venture [Member]	Dec. 31, 2011 Meike Joint Venture [Member]	Sep. 30, 2011 SMP JV [Member]	Dec. 31, 2012 SMP JV [Member]	Dec. 31, 2012 SMP JV [Member]	Dec. 31, 2012 SMP JV [Member] Samsung Fine Chemicals Joint Venture [Member]	Dec. 31, 2012 SMP JV [Member] MEMC Singapore Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity contribution in joint venture		$ 47.8	$ 50.4	$ 18.8	$ 43.4				$ 57.3
Customer and other deposits	276.8	184.5	276.8					30.5	30.5
Total remaining contractual investment commitment in joint venture		117.7
Expected Contractual Investment Payments In One Year					105.0
Equity Method Investment, Other than Temporary Impairment						67.3
Assets impairment charges	365.4	20.0	381.7	0
Equity method investments	25.8	23.3	25.8					0	0
Ownership interest in joint venture										50.00%	50.00%
Debt and equity commitments in joint venture								175.0
Period Of Unbilled Contracts Receivable Expected To Be Collected							24 months
Cost-method Investments, Other than Temporary Impairment		3.6	11.6
Available-for-sale Equity Securities, Amortized Cost Basis		$ 12.4